General information and significant accounting policies (Policies)	12 Months Ended
Sep. 30, 2025
General information and significant accounting policies
General information

General information

Arqit Quantum Inc. (the “Company”) is a Cayman Islands exempted limited liability company with registered number 374857. The address of its registered office and its principal place of trading is c/o Maples Corporate Services Limited, PO Box 309, Ugland House, Grand Cayman, KY1-1104, Cayman Islands.

These consolidated financial statements comprise the Company and its subsidiaries (together referred to as the “Group”).

The principal activity of the Group is provision of cybersecurity services.

The Company is an “emerging growth company,” as defined in the Securities Act, and may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, and reduced disclosure obligations regarding executive compensation.

Basis of preparation

Basis of preparation

These financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the IASB. The financial statements are prepared on the historical cost basis, other than investor warrants held at fair value through profit or loss, and the accounting policies set out below have been consistently applied. The preparation of the financial statements in conformity with IFRS requires the use of certain critical accounting estimates.  It also requires management to exercise its judgement in the process of applying the Group’s accounting policies.

The consolidated financial statements have been presented in United States Dollars “USD” which is also the Group’s functional currency. All values are rounded to the nearest units (USD '000), except when otherwise indicated.

Comparative information has been re-presented due to a discontinued operation (note 12).

Basis of consolidation

Basis of consolidation

The consolidated financial statements comprise the financial statements of the Company and its subsidiaries as at September 30, 2025.

Subsidiaries are all entities over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The subsidiaries are fully consolidated from the date on which control is transferred to the Group and deconsolidated from the date that control ceases.

The financial statements of the subsidiaries are prepared for the same financial year as the parent company, applying consistent accounting policies throughout the Group. Inter-company balances and transactions, including unrealised profits or losses are eliminated on consolidation.

Reverse Share Split

Reverse Share Split

On September 25, 2024, we effected a 1-for-25 reverse share split of our share capital (the “Reverse Share Split”). As a result of the Reverse Share Split, each issued and outstanding ordinary share, and the per share exercise price of and number of ordinary shares underlying our outstanding equity awards and warrants, were automatically proportionally adjusted based on the 1-for-25 Reverse Share Split ratio. No fractional shares of common stock were issued in connection with the Reverse Share Split, and all such fractional interests were rounded up to the nearest whole number.

Except as otherwise provided herein, all share and per-share amounts of our ordinary shares, equity awards, warrants and other outstanding equity rights have been adjusted to give effect to the Reverse Share Split for all periods presented. The Reverse Share Split amended the par value of our common stock to $0.0025 per share, but did not modify any voting rights or other terms of our ordinary shares.

Going Concern

Going Concern

The directors believe that it is appropriate to prepare the financial statements on the going concern basis. In assessing whether the going concern assumption is appropriate, the Directors have taken into account all relevant available information about the current and future position of the Group and Company. As part of their assessment, the Directors have also taken into account the ability to raise additional funding whilst maintaining sufficient cash resources to meet all commitments.

The Company has prepared detailed forecasts with strong cost control measures in place to enable the Group to grow according to its plans. Given the current economic and political climate and uncertainties, the Company has controls in place to monitor spend and ensure that it can continue to operate for the foreseeable period.

Based on the above, the Directors have a reasonable expectation that the Group and Company will have adequate resources to continue in operational existence for the foreseeable future, such that they will be able to realise their assets and discharge their liabilities in the normal course of business for a period of at least 12 months from the date of signing these financial statements, and beyond. Therefore, the financial statements are prepared on the going concern basis.

Standards, interpretations and amendments to published standards

Standards, interpretations and amendments to published standards

The Group has adopted the following standards and amendments to standards for the first time for their annual reporting period commencing 1 October 2024, none of which had a material impact:

●	Amendment to IAS 7 and IFRS 7 - Supplier finance
●	Amendments to IAS 1: Presentation of Financial Statements: Classification of Liabilities as Current or Non-current
●	Amendments to IAS 1: Presentation of Financial Statements and IFRS Practice Statement 2: Disclosure of Accounting policies
●	Amendments to IAS 8: Accounting policies, Changes in Accounting Estimates and Errors: Definition of Accounting Estimates
●	Amendments to IAS 12 Income Taxes: Deferred Tax related to Assets and Liabilities arising from a Single Transaction
●	Amendments to IAS 12: Income taxes: International tax reform
●	IFRIC Agenda Decision - Disclosure of Revenues and Expenses for Reportable Segments (IFRS 8)

The Group has not early adopted the following new and amended standards that have been issued but are not yet effective:

●	Amendment to IAS 18 - Presentation and Disclosure in Financial Statements effective for reporting periods beginning on or after 1 January 2027
●	Amendment to Amendments to the Classification and Measurement of Financial Instruments—Amendments to IFRS 9 and IFRS 7 effective for annual periods starting on or after 1 January 2026
●	Annual Improvements to IFRS Accounting Standards - Volume 11 effective for reporting periods beginning on or after 1 January 2026

The directors of the Group anticipate that the application of all new and amended standards will have no material impact on the future results of the Group in the foreseeable future.

Operating Segments	Operating Segments The Directors consider the Group to operate within one operating segment, being the provision of cybersecurity services.
Government grants

Government grants

Government grants are recognised only when there is reasonable assurance that (a) the entity will comply with any conditions attached to the grant and (b) the grant will be received.

Grants related to research and development are included in non-current or current liabilities as deferred income and recognised in profit or loss over the period necessary to match them with the costs that they are intended to compensate. The grants will be systematically amortised to profit or loss over a period matching the useful life of the acquired asset.

Intangible assets - Research and development expenditure

Intangible assets - Research and development expenditure

Research costs are expensed through the income statement as they are incurred. Under IAS 38, development costs are only capitalised after technical and commercial feasibility of the asset for sale or use have been established. The Company must intend and be able to complete the asset and either use it or sell it and be able to demonstrate how the asset will generate future economic benefit. Capitalised development costs are recorded as intangible assets and amortised from the point at which the asset is ready for use.

Amortisation of intangible assets in use is calculated under the straight-line method to write off the amortisable amount of the intangible assets over their estimated useful lives. The principal annual rates used for this purpose are between five and ten years. SKA- PlatformTM is written off over seven years.

The amortisation method, useful lives and residual values are reviewed, and adjusted if appropriate, at the end of each reporting period to ensure that the amounts, method and years of amortisation are consistent with previous estimates and the expected pattern of consumption of the future economic benefits embodied in the items of the intangible assets.

Intangible assets not yet subject to amortisation are tested annually for impairment, or more frequently if events or changes in circumstances indicate that they might be impaired. An impairment loss is recognised for the amount by which the asset’s carrying value exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use.

The Group has historically claimed Research and Development Expenditure Credit (RDEC) through its subsidiary, Arqit Limited, under the U.K.’s RDEC program, which incentivises research and development activities that are directed and overseen from the U.K., resulting in advancements in knowledge or technology. The total value of the RDEC received during the fiscal year ending September 30, 2025 was $2.186 million (2024: $3.424 million, 2023: $0.141 million). In 2024, a total RDEC of $3.424 million was recognised within “profit/(loss) from discontinued operations, net of tax” as it related to the satellite division which was discontinued during the fiscal year ending September 30,2024.

Current and deferred income tax

Current and deferred income tax

The current income tax expense or credit is calculated on the basis of the tax laws enacted or substantively enacted at the statement of financial position date in the countries where the Company operates and generates taxable income, adjusted by changes in deferred tax assets and liabilities attributable to temporary differences and to unused tax losses. Management periodically evaluate positions taken in tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate on the basis of amounts expected to be paid to the tax authorities.

The research and development (“R&D”) tax credit is calculated using the current rules as prescribed by HMRC. The estimation is based on the actual UK R&D projects that qualify for the scheme that have been carried out in the period. This is treated on a accruals basis when the R&D tax credit has been calculated for the relevant period.

Deferred income tax is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the financial statements. However, the deferred income tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit nor loss.

Deferred income tax is determined using tax rates (and laws) that have been enacted or substantially enacted by the balance sheet date and are expected to apply when the related deferred income tax assets is realised or the deferred income tax liability is settled. Deferred tax assets and liabilities are offset where there is a legally enforceable right to offset current tax assets and liabilities and where the deferred tax balances relate to the same taxation authority.

Deferred income tax assets are recognised to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilised.

Revenue

Revenue

Revenue is recognised in accordance with IFRS 15, Revenue from Contracts with Customers. Arqit identifies performance obligations in contracts with customers and allocates transaction prices to those obligations. Revenue is recognised when performance obligations are satisfied, either at a point in time or over time, depending on the nature of the goods or services provided. Revenue from services related to the SKA-PlatformTM product has been recognised evenly over the contract term, reflecting the continuous transfer of services. Revenue recognition starts when control of the license transfers to the customer, typically upon delivery of the license key or activation.   Professional services, including implementations or training services are recognised at completion when the customer accepts delivery.

Performance obligations

Upon approval by the parties to a contract, the contract is assessed to identify each promise to transfer either a distinct good or service or a series of distinct goods or services that are substantially the same and have the same pattern of transfer to the customer. Goods and services are distinct and accounted for as separate performance obligations in the contract if the customer can benefit from them either on their own or together with other resources that are readily available to the customer and they are separately identifiable in the contract.

Transaction price

At the start of the contract, the total transaction price is estimated as the amount of consideration to which the Company expects to be entitled in exchange for transferring the promised goods and services to the customer, excluding sales taxes. The transaction price does not include estimates of consideration resulting from contract modifications, such as change orders, until they have been approved by the parties to the contract.

The total transaction price is allocated to the performance obligations identified in the contract in proportion to their relative standalone selling prices. Given the bespoke nature of many of the Company’s products and services, which are designed and/or manufactured under contract to the customer’s individual specifications, there are sometimes no observable standalone selling prices. Instead, standalone selling prices are typically estimated based on expected costs.

The Company utilizes a practical expedient in the standard to not adjust the promised amount of consideration for the effects of a significant financing component, when it is expected at contract inception, that the period between when the entity transfers a promised good or service to a customer and when the customer pays for that good or service will be one year or less.

Contract liabilities

Contract liabilities represent the obligation to transfer goods or services to a customer for which consideration has been received, or consideration is due, from the customer.

The Company utilizes a practical expedient in the standard to recognise the incremental costs of obtaining a contract as an expense when incurred, if the amortisation period of the asset that would otherwise be recognised is one year or less.

Accounting for Joint Ventures

Accounting for Joint Ventures

A joint venture is an arrangement in which the Group has joint control, whereby the Group has the rights to the net assets of the arrangement as opposed to the rights to its assets and obligations for its liabilities.

This is initially recognised as an investment at cost and subsequently accounted for using the equity method in accordance with IAS 28 Investments in Associates and Joint Ventures.

Financial instruments

Financial instruments

A financial instrument is any contract that gives rise to a financial asset of on entity and a financial liability or equity instrument of another.

(a)   Financial assets

Initial recognition and measurement

Financial assets are classified, at initial recognition, and subsequently measured at amortised cost, fair value through other comprehensive income, or fair value through profit or loss.

The classification of financial assets at initial recognition that are debt instruments depends on the financial asset’s contractual cash flow characteristics and the Company’s business model for managing them. The Company initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs.

In order for a financial asset to be classified and measured at amortised cost or fair value through other comprehensive income, it needs to give rise to cash flows that are ‘solely payments of principal and interest (SPPI)’ on the principal amount outstanding.

Principal for the purpose of this test is defined as the fair value of the financial asset at initial recognition and may change over the life of the financial asset, for example, if there are repayments of principal or amortization of the premium/discount. The most significant elements of interest within a debt instrument are typically the consideration for the time value of money and credit risk. To make the SPPI assessment, the Company applies judgement and considers relevant factors such as the currency in which the financial asset is denominated, and the period for which the interest rate is set.

This assessment is referred to as the SPPI test and is performed at an instrument level.

The Company’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both.

Subsequent measurement

For purposes of subsequent measurement, financial assets are classified in four categories:

●	Financial assets at amortised cost (debt instruments)
●	Financial assets at fair value through other comprehensive income with recycling of cumulative gains and losses (debt instruments)
●	Financial assets designated at fair value through other comprehensive income with no recycling of cumulative gains and losses upon derecognition (equity instruments)
●	Financial assets at fair value through profit or loss

Financial assets at amortised cost (debt instruments)

This category is the most relevant to the Company. The Company measures financial assets at amortised cost if both of the following conditions are met:

●	The financial asset is held within a business model with the objective to hold financial assets in order to collect contractual cash flows; and
●	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Financial assets at amortised cost are subsequently measured using the effective interest rate (“EIR”) method and are subject to impairment. Interest received is recognised as part of finance income in the statement of profit or loss and other comprehensive income. Gains and losses are recognised in profit or loss when the asset is derecognised, modified or impaired. The Company’s financial assets at amortised cost include trade receivables (not subject to provisional pricing) and other receivables.

Offsetting financial instruments

Financial assets and financial liabilities are offset and the net amount reported in the consolidated statement of financial position when, and only when, the Group currently has a legally enforceable right to set off the recognized amounts; and intends either to settle on a net basis, or to realize the assets and settle the liabilities simultaneously.

Derecognition

A financial asset (or, where applicable, a part of a financial asset or part of a Company of similar financial assets) is primarily derecognised (i.e., removed from the Company’s consolidated statement of financial position) when:

●	The rights to receive cash flows from the asset have expired; or
●	The Company has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a ‘pass-through’ arrangement; and either (a) the Company has transferred substantially all the risks and rewards of the asset, or (b) the Company has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

Impairment of financial assets

The Company recognises an allowance for expected credit losses (“ECLs”) for all debt instruments not held at fair value. For trade receivables (not subject to provisional pricing) and other receivables due in less than 12 months, the Company applies the simplified approach in calculating ECLs, as permitted by IFRS 9. Therefore, the Company does not track changes in credit risk, but instead, recognises a loss allowance based on the financial asset’s lifetime ECL at each reporting date.

The Company considers a financial asset in default when contractual payments are 90 days past due. However, in certain cases, the Company may also consider a financial asset to be in default when internal or external information indicates that the Company is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Company.

A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows and usually occurs when past due for more than one year and not subject to enforcement activity. At each reporting date, the Company assesses whether financial assets carried at amortised cost are impaired. A financial asset is credit-impaired when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred.

(b)   Financial liabilities

Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss, loans and borrowings, payables, or as derivatives designated as hedging instruments in an effective hedge, as appropriate. All financial liabilities are recognised initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs. The Company’s financial liabilities include trade and other payables and loans.

Subsequent measurement

The measurement of financial liabilities depends on their classification, as described below:

Financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss include financial liabilities held for trading and financial liabilities designated upon initial recognition as at fair value through profit or loss. Financial liabilities are classified as held for trading if they are incurred for the purpose of repurchasing in the near term. This category also includes derivative financial instruments entered into by the Company that are not designated as hedging instruments in hedge relationships as defined by IFRS 9. Separated embedded derivatives are also classified as held for trading unless they are designated as effective hedging instruments. Gains or losses on liabilities held for trading are recognised in the statement of profit or loss and other comprehensive income.

Loans and borrowings and trade and other payables

After initial recognition, interest-bearing loans and borrowings and trade and other payables are subsequently measured at amortised cost using the EIR method. Gains and losses are recognised in the statement of profit or loss and other comprehensive income when the liabilities are derecognised, as well as through the EIR amortisation process.

Amortised cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortisation is included as finance costs in the statement of comprehensive income.

This category generally applies to trade and other payables.

Derecognition

A financial liability is derecognised when the associated obligation is discharged or cancelled or expires.

When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognised in profit or loss and other comprehensive income.

Defined contribution pension

Defined contribution pension

For defined contribution plans, the Group pays contributions to publicly or privately administered pension insurance plans on a mandatory, contractual or voluntary basis. The Group has no further payment obligations once the contributions have been paid. The contributions are recognized as employee benefit expense when they are due. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in the future payments is available.

Employee leave entitlements

Employee leave entitlements

Employee entitlements to annual leave are recognized when they accrue to employees. A provision is made for the estimated liability for annual leave as a result of services rendered by employees up to the end of the reporting period. Employee entitlements to sick leave and maternity leave are not recognized until the time of leave.

Non-financial assets

Non-financial assets

At each reporting date, the Company reviews the carrying amount of its non-financial assets to determine whether there is any indication for impairment. If such indication exists, then the assets recoverable amount is estimated.

For impairment testing, assets are grouped together into the smallest group of assets that generates cash flows from continuing to use the asset (CGU). The recoverable amount of an asset or CGU is the greater of its fair value less cost to sell or its value in use.

An impairment loss is recognised if the carrying amount of an asset or CGU exceeds the recoverable amount. Impairment losses are recognised in profit or loss.

Share-based compensation

Share-based compensation

Share options

Where share options are awarded to employees, the fair value of the options at grant date is charged to the Statement of Comprehensive Income over the vesting period. Nonmarket vesting conditions are taken into account by adjusting the number of equity instruments expected to vest at each reporting date so that, ultimately, the cumulative amount recognised over the vesting period is based on the number of options or warrants that eventually vest. Market vesting conditions are factored into the fair value of the options granted. The cumulative expense is not adjusted for failure to achieve a market vesting condition.

The fair value of the award also considers non-vesting conditions. These are either factors beyond the control of either party (such as a target based on an index) or factors which are within the control of one or other of the parties (such as the Company keeping the scheme open or the employee maintaining any contributions required by the scheme).

Where the terms and conditions of options are modified before they vest, the increase in the fair value of the options, measured immediately before and after the modification, is also charged to the Statement of Comprehensive Income over the remaining vesting period.

Where equity instruments are granted to persons other than employees, the Statement of Comprehensive Income is charged with fair value of goods and services received.

The share option charge was calculated using the Black Scholes Option pricing model which requires the use of various estimates and assumptions (note 18).

When share options lapse, any amounts credited to the share-based payments reserve are released to the retained earnings reserve.

RSUs (Restricted Stock Units)

Where RSUs are granted to employees, the fair value of the RSUs at grant date is based upon the market price of the shares underlying the awards and this is charged to the Statement of Comprehensive Income over the vesting period. There are no internal performance conditions. The expense charged is adjusted based on actual forfeitures.

Warrants

Warrants

Warrants are classified as derivatives and are initially recognised at their fair value on the date of inception of the contract. The Company’s warrants are subsequently re-measured at each reporting date with changes in fair value recognised in profit or loss. The warrants are valued using the Binomial Option Pricing Model.

As the fair value of the warrants fluctuate with movement in the underlying Arqit Quantum Inc share price, these warrants are considered a derivative as a variable amount of cash will be settled on exercise.

Foreign currencies

Foreign currencies

Functional and presentation currency

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The functional currency of Arqit Quantum Inc. is U.S. dollars. The Group financial statements are presented in U.S Dollars which is considered to be the Group’s presentation currency.

Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rate prevailing at the date of the transactions or valuation where items are re-measured. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at period-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognised in the income statement.

Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates as at the dates of the initial transactions.

Group companies

The results and financial position of all the Group entities (none of which has the currency of a hyper-inflationary economy) that have a functional currency different from the presentation currency are translated as follows:

a)	assets and liabilities at the balance sheet date are translated at the closing rate as at that balance sheet date;
b)	income and expenses for each income statement are translated at average exchange rates; and
c)	all resulting exchange differences are recognised in other comprehensive income

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents include cash in hand, deposits held at call with banks and all other cash amounts with maturities of three months or less.
Property, plant and equipment

Property, plant and equipment

Property, plant and equipment are stated at historic cost less accumulated depreciation and impairment losses, if any.

Depreciation is calculated under the straight-line method to write off the depreciable amount of the assets over their estimated useful lives. Depreciation of an asset does not cease when the asset becomes idle or is retired from active use unless the asset is fully depreciated. The principal annual rates used for this purpose are between three and five years. Computer equipment is written off over 3 years, office equipment is written off over 5 years and furniture and fittings are written off over 5 years.

The depreciation method, useful lives and residual values are reviewed, and adjusted if appropriate, at the end of each reporting period to ensure that the amounts, method and years of depreciation are consistent with previous estimates and the expected pattern of consumption of the future economic benefits embodied in the items of the property, plant and equipment.

Subsequent costs are included in the asset’s carrying amount or recognised as a separate asset, as appropriate, only when the cost is incurred and it is probable that the future economic benefits associated with the asset will flow to the Group and the cost of the asset can be measured reliably. The carrying amount of parts that are replaced is derecognised. The costs of the day-to-day servicing of property, plant and equipment are recognised in profit or loss as incurred. Costs also comprise the initial estimate of dismantling and removing the asset and restoring the site on which it is located for which the Group are obligated to incur when the asset is acquired, if applicable.

Discontinued operations

Discontinued operations

A part of the Group, whose operations and cash flows can be clearly distinguished operationally and for financial reporting purposes from the other operating businesses, is classified as a discontinued operation if the component has either been disposed of or is classified as held for sale, and:

●	represents a separate major line of business or geographic area of operations,
●	is part of a single coordinated plan to dispose of a separate major line of business or geographic area of operations, or
●	is a subsidiary acquired exclusively with a view to resale.

Discontinued operations are excluded from the net income/loss from continuing operations and are presented as a single amount as gain/loss from discontinued operations, net of tax in the consolidated income statement. When an operation is classified as a discontinued operation, the comparative consolidated income statement and consolidated statement of cash flows are restated and presented as if the operation had been classified as such from the start of the comparative year.

Assets/liabilities and disposal groups classified as held for sale

Assets/liabilities and disposal groups classified as held for sale

Assets/liabilities and disposal groups classified as held for sale are non-current assets and liabilities expected to be realized principally through a sale rather than through continuing use. The criteria for held for sale classification is regarded as met only when the sale is highly probable, and the asset or disposal group is available for immediate sale in its present condition. It being unlikely that significant changes to the sale will be made or that the decision to sell will be withdrawn is also a prerequisite for the classification.

The sale must be expected to be completed within one year from the date of the classification. Assets and liabilities classified as held for sale are hence presented separately as current items in the consolidated statement of financial position.

These are measured at the lower of their carrying amount and fair value less costs to sell. Costs to sell are the incremental costs directly attributable to the disposal of an asset (disposal group), excluding finance costs and income tax expense.

Assets classified as held for sale are not depreciated on a straight-line basis.

Impairment losses on initial classification as held-for-sale or held for distribution and subsequent gains and losses on remeasurement are recognized in profit or loss. Reversals of impairment losses due to a subsequent increase in fair value are recognized up to a maximum of the amount of impairment losses that, unless attributable to goodwill, were recognized prior to classification of the asset or disposal group in accordance with IFRS 5 and IAS 36, or were recognized at or after the date of classification in accordance with IFRS 5.

Leases

Leases

At inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

As a lessee

At commencement or on modification of a contract that contains a lease component, the Group allocates the consideration in the contract to each lease component on the basis of its relative stand-alone prices. However, for the leases of property the Group has elected not to separate non-lease components and account for the lease and non-lease components as a single lease component.

The Group recognises a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received.

The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the end of the lease term, unless the lease transfers ownership of the underlying asset to the Group by the end of the lease term or the cost of the right-of-use asset reflects that the Group will exercise a purchase option. In that case the right-of-use asset will be depreciated over the useful life of the underlying asset, which is determined on the same basis as those of property and equipment. In addition, the right-of-use asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Group’s incremental borrowing rate. Generally, the Group uses its incremental borrowing rate as the discount rate.

The Group determines its incremental borrowing rate by obtaining interest rates from various external financing sources and makes certain adjustments to reflect the terms of the lease and type of the asset leased.

Lease payments included in the measurement of the lease liability comprise the following:

●	fixed payments, including in-substance fixed payments;
●	variable lease payments that depend on an index or a rate, initially measured using the index or rate as at the commencement date;
●	amounts expected to be payable under a residual value guarantee; and the exercise price under a purchase option that the Group is reasonably certain to exercise, lease payments in an optional renewal period if the Group is reasonably certain to exercise an extension option, and penalties for early termination of a lease unless the Group is reasonably certain not to terminate early.

The lease liability is measured at amortised cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Group’s estimate of the amount expected to be payable under a residual value guarantee, if the Group changes its assessment of whether it will exercise a purchase, extension or termination option or if there is a revised in-substance fixed lease payment.

When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset, or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.

The Group presents right-of-use assets that do not meet the definition of investment property and lease liabilities in the statement of financial position.

Short-term leases and leases of low-value assets

The Group has elected not to recognise right-of-use assets and lease liabilities for leases of low-value assets and short-term leases, including IT equipment. The Group recognises the lease payments associated with these leases as an expense on a straight-line basis over the lease term.

Share capital	Share capital Ordinary shares are classified as equity. Any incremental costs directly attributable to the issue of new shares are shown in equity as a deduction, net of tax, from the proceeds.
Financial risk management

Financial risk management

The Group’s activities expose it to a variety of financial risks: market risk (including currency risk, fair value interest rate risk, cash flow interest rate risk and price risk), credit risk and liquidity risk.

Risk management is overseen by the Board of Directors. The Board provides written principles for overall risk management, as well as written policies covering specific areas, such as foreign exchange risk, interest rate risk, credit risk, use of derivative financial instruments and non-derivative financial instruments, and investment of excess liquidity.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique. In estimating the fair value of an asset or a liability, the Group takes into account the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at the measurement date.

In addition, for financial reporting purposes, fair value measurements are categorised into Level 1, 2 or 3 based on the degree to which the inputs to the fair value measurements are observable and the significance of the inputs to the fair value measurement in its entirety, which are described as follows:

●	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date;
●	Level 2 inputs are inputs, other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly; and
●	Level 3 inputs are unobservable inputs for the asset or liability.

Please see note 26 for financial instruments and fair value disclosures.

Critical accounting judgements and key sources of estimation uncertainty

Critical accounting judgements and key sources of estimation uncertainty

In the application of the Group’s accounting policies, management is required to make judgements, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on experience and other factors that are considered to be relevant. Actual results may differ from these estimates. Revisions to accounting estimates are recognised in the period in which the estimate is revised if the revision affects only that period or in the period of revision and future periods if the revision affects both current and future periods. The directors consider the below to be the critical judgements in respect of the period.

Warrants valuation

Estimating the fair value of warrants requires a determination of the most appropriate valuation model, which depends on the terms and conditions of the warrant. This estimate also requires determination of the most appropriate inputs to the valuation model including equity value, exercise price, volatility, dividend yield, risk free rate and exercise period and making assumptions about them. For the measurement of the fair value of warrants at both the acquisition and the reporting date, the Group uses a Binomial Option Pricing Model. The assumptions and models used for this estimation are disclosed in note 17.

Capitalisation of development costs

The Group capitalises costs for product development projects. Initial capitalisation of costs is based on management’s judgement that technological and economic feasibility is confirmed, usually when a product development project has reached a defined milestone according to an established project management model, and all other recognition criteria within IAS 38 can be demonstrated. In determining the amounts to be capitalised, management makes assumptions regarding the expected future cash generation of the project, discount rates to be applied and the expected period of benefits. At September 30, 2025, the carrying amount of capitalised development costs were $2.112 million (2024: $1.939 million; 2023: $3.414 million).

Share-based compensation

Estimating fair value for share option payment transactions requires determination of the most appropriate valuation model, which depends on the terms and conditions of the grant. This estimate also requires determination of the most appropriate inputs to the valuation model including the expected life of the share option or appreciation right, volatility and dividend yield and making assumptions about them. For the measurement of the fair value of equity settled transactions with employees at the grant date, the Group uses a Black Scholes valuation. The assumptions and models used for estimating fair value for share-based payment transactions are disclosed in note 18.

Compensation expense for RSUs is determined based upon the market price of the shares underlying the awards on the date of the grant and expensed over the vesting period, which is generally a one to five year service period. The compensation expense is adjusted based on actual forfeitures.

Deferred tax asset

Judgement is required to determine whether deferred tax assets are recognised in the statement of financial position. Deferred tax assets, arising from unutilised tax losses, require the Group to assess the likelihood it will generate sufficient taxable earnings in future periods, in order to utilise recognised deferred tax assets. To the extent that future cash flows and taxable income differ significantly from estimates, the ability of the Group to realise the net deferred tax assets recorded at the reporting date could be impacted.